Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Property Plant And Equipment [Abstract]
Depreciation expense	$ 0.2	$ 0.2